Consolidated Schedule of Investments(a)
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-85.10%
Australia-1.46%
IREN Ltd.(b)(c)	1,292	$69,432
Canada-3.30%
Bitfarms Ltd.(b)(c)	20,415	47,771
Hive Digital Technologies Ltd.(b)(c)	18,729	52,254
Hut 8 Corp.(b)	1,019	56,891
		156,916
Cayman Islands-0.95%
Bullish(b)(c)	1,501	45,330
China-7.19%
Alibaba Group Holding Ltd., ADR(c)	382	64,772
Boyaa Interactive International Ltd.(c)	131,340	55,672
Canaan, Inc., ADR(b)	72,782	49,492
Cango, Inc.(b)(c)	39,071	48,057
Chaince Digital Holdings, Inc.(b)(c)	12,102	69,466
OSL Group Ltd.(b)(c)	25,355	54,456
		341,915
Germany-2.29%
Northern Data AG(b)(c)	3,890	59,700
SAP SE	245	49,121
		108,821
Hong Kong-1.16%
Sinohope Technology Holdings Ltd.(b)(d)	169,004	55,122
Israel-1.12%
Etoro Group Ltd.(b)	1,813	53,302
Japan-1.11%
Metaplanet, Inc.(b)(c)	18,734	53,048
Norway-1.52%
Aker ASA, Class A	780	72,078
Switzerland-1.28%
Nestle S.A.	634	60,736
Taiwan-1.29%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	186	61,484
United Kingdom-1.36%
Shell PLC, ADR	839	64,628
United States-61.07%
Accenture PLC, Class A	210	55,364
Advanced Micro Devices, Inc.(b)	288	68,178
Amazon.com, Inc.(b)	239	57,193
American Bitcoin Corp., Class A(b)	30,889	46,642
Applied Digital Corp.(b)(c)	1,846	62,542
Bakkt, Inc.(b)(c)	3,584	47,990
Bank of America Corp.	1,051	55,913
Bit Digital, Inc.(b)	26,696	54,193
Bitdeer Technologies Group(b)(c)	5,030	65,591
Bitmine Immersion Technologies, Inc.(c)	1,886	47,339
BTCS, Inc.(b)	20,344	45,571
Cipher Mining, Inc.(b)(c)	3,565	56,897
Circle Internet Group, Inc.(b)(c)	721	46,094
Cisco Systems, Inc.	797	62,421
Citigroup, Inc.	490	56,698
CleanSpark, Inc.(b)(c)	4,920	58,253
Coinbase Global, Inc., Class A(b)(c)	240	46,738
Core Scientific, Inc.(b)(c)	3,537	63,631
Ethzilla Corp.(b)	12,090	51,866
Exodus Movement, Inc., Class A(b)(c)	3,672	48,066
Figure Technology Solutions, Inc., Class A(b)(c)	1,011	57,506
	Shares	Value
United States-(continued)
Galaxy Digital, Inc.(b)(c)	2,313	$65,365
GameStop Corp., Class A(b)(c)	2,755	65,789
Gemini Space Station, Inc., Class A(b)(c)	5,320	44,369
Goldman Sachs Group, Inc. (The)	63	58,931
Hyperscale Data, Inc.(b)	165,910	33,647
Intel Corp.(b)	1,435	66,684
International Business Machines Corp.	196	60,113
Intuit, Inc.	91	45,402
JPMorgan Chase & Co.	180	55,060
MARA Holdings, Inc.(b)(c)	5,650	53,675
Mastercard, Inc., Class A	102	54,957
Microsoft Corp.	124	53,356
Nakamoto, Inc.(b)	132,281	46,841
NVIDIA Corp.	319	60,970
Oracle Corp.	311	51,184
PayPal Holdings, Inc.	1,013	53,375
QUALCOMM, Inc.	324	49,115
Riot Platforms, Inc.(b)(c)	3,900	60,333
Robinhood Markets, Inc., Class A(b)	512	50,934
Salesforce, Inc.(c)	226	47,978
SharpLink Inc.(b)(c)	5,739	50,962
SoFi Technologies, Inc.(b)(c)	2,128	48,540
Strategy, Inc., Class A(b)	354	52,997
Strive, Inc., Class A(b)(c)	117,475	96,459
Terawulf, Inc.(b)(c)	4,594	61,422
Tesla, Inc.(b)	136	58,536
Texas Instruments, Inc.	313	67,467
Trump Media & Technology Group Corp.(b)	4,214	53,855
Verizon Communications, Inc.	1,454	64,732
Visa, Inc., Class A	168	54,067
Walmart, Inc.	523	62,310
		2,904,111
Total Common Stocks & Other Equity Interests (Cost $3,787,232)		4,046,923
Exchange-Traded Funds-14.78%
United States-14.78%
Grayscale Bitcoin Trust ETF(b)	1,330	86,942
Bitwise Bitcoin ETF(b)	519	23,620
Fidelity Wise Origin Bitcoin Fund(b)	1,466	107,047
ARK 21Shares Bitcoin ETF(b)	851	23,658
iShares Bitcoin Trust ETF(b)	8,685	412,451
Grayscale Bitcoin Mini Trust ETF(b)	688	25,511
VanEck Bitcoin ETF(b)	995	23,581
Total Exchange-Traded Funds (Cost $661,784)		702,810
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(e)(f) (Cost $306)	306	306
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $4,449,322)		4,750,039
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-30.14%
Invesco Private Government Fund, 3.65%(e)(f)(g)	439,278	439,278

Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.80%(e)(f)(g)	993,738	$994,036
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,433,314)		1,433,314
TOTAL INVESTMENTS IN SECURITIES-130.03% (Cost $5,882,636)		6,183,353
OTHER ASSETS LESS LIABILITIES-(30.03)%		(1,427,866)
NET ASSETS-100.00%		$4,755,487

Investment Abbreviations:
ADR-American Depositary Receipt
ETF-Exchange-Traded Fund

Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2026 represented 1.16% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$207,010	$(206,704)	$-	$-	$306	$84
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	228,717	1,909,014	(1,698,453)	-	-	439,278	4,444 *
Invesco Private Prime Fund	596,559	3,632,394	(3,234,917)	-	-	994,036	12,173 *
Total	$825,276	$5,748,418	$(5,140,074)	$-	$-	$1,433,620	$16,701

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Consolidated Schedule of Investments(a)
Invesco Alerian Galaxy Crypto Economy ETF (SATO)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-84.87%
Australia-2.28%
IREN Ltd.(b)(c)	3,879	$208,457
Canada-5.15%
Bitfarms Ltd.(b)(c)	61,263	143,356
Hive Digital Technologies Ltd.(b)(c)	56,400	157,356
Hut 8 Corp.(b)	3,058	170,728
		471,440
Cayman Islands-1.49%
Bullish(b)(c)	4,521	136,534
China-9.11%
Boyaa Interactive International Ltd.	395,775	167,760
Canaan, Inc., ADR(b)	219,173	149,038
Cango, Inc.(b)(c)	117,519	144,548
Chaince Digital Holdings, Inc.(b)(c)	36,309	208,414
OSL Group Ltd.(b)(c)	76,055	163,348
		833,108
Germany-1.97%
Northern Data AG(b)(c)	11,714	179,775
Hong Kong-1.81%
Sinohope Technology Holdings Ltd.(b)(d)	508,007	165,690
Israel-1.76%
Etoro Group Ltd.(b)	5,462	160,583
Japan-1.74%
Metaplanet, Inc.(b)	56,254	159,290
Norway-1.50%
Aker ASA, Class A	1,487	137,411
Taiwan-1.28%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	353	116,688
United States-56.78%
Advanced Micro Devices, Inc.(b)	550	130,201
American Bitcoin Corp., Class A(b)	92,764	140,074
Applied Digital Corp.(b)(c)	5,541	187,729
Bakkt, Inc.(b)(c)	10,787	144,438
Bit Digital, Inc.(b)	80,214	162,834
Bitdeer Technologies Group(b)(c)	15,105	196,969
Bitmine Immersion Technologies, Inc.(c)	5,680	142,568
BTCS, Inc.(b)	61,262	137,227
Cipher Mining, Inc.(b)	10,735	171,331
Circle Internet Group, Inc.(b)(c)	2,167	138,536
CleanSpark, Inc.(b)(c)	14,817	175,433
Coinbase Global, Inc., Class A(b)(c)	722	140,602
Core Scientific, Inc.(b)	10,622	191,090
Ethzilla Corp.(b)	36,226	155,410
Exodus Movement, Inc., Class A(b)(c)	11,055	144,710
Galaxy Digital, Inc.(b)	6,967	196,887
GameStop Corp., Class A(b)(c)	5,253	125,442
Gemini Space Station, Inc., Class A(b)(c)	15,945	132,981
Goldman Sachs Group, Inc. (The)	120	112,249
Hyperscale Data, Inc.(b)	316,417	64,169
	Shares	Value
United States-(continued)
JPMorgan Chase & Co.	340	$104,003
MARA Holdings, Inc.(b)(c)	17,018	161,671
Microsoft Corp.	235	101,118
Nakamoto, Inc.(b)	397,944	140,912
NVIDIA Corp.	607	116,016
PayPal Holdings, Inc.	1,921	101,217
Riot Platforms, Inc.(b)(c)	11,742	181,649
Robinhood Markets, Inc., Class A(b)	975	96,993
SharpLink Inc.(b)(c)	17,283	153,473
SoFi Technologies, Inc.(b)(c)	4,059	92,586
Strategy, Inc., Class A(b)	1,060	158,693
Strive, Inc., Class A(b)(c)	354,750	291,285
Terawulf, Inc.(b)(c)	13,837	185,001
Tesla, Inc.(b)	258	111,046
Trump Media & Technology Group Corp.(b)(c)	8,038	102,726
Visa, Inc., Class A	319	102,664
		5,191,933
Total Common Stocks & Other Equity Interests (Cost $7,336,321)		7,760,909
Exchange-Traded Funds-15.02%
United States-15.02%
Grayscale Bitcoin Trust ETF(b)	2,596	169,701
Bitwise Bitcoin ETF(b)	1,006	45,783
Fidelity Wise Origin Bitcoin Fund(b)	2,868	209,421
ARK 21Shares Bitcoin ETF(b)	1,644	45,703
iShares Bitcoin Trust ETF(b)	16,986	806,665
Grayscale Bitcoin Mini Trust ETF(b)	1,354	50,206
VanEck Bitcoin ETF(b)	1,931	45,765
Total Exchange-Traded Funds (Cost $1,050,686)		1,373,244
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $8,387,007)		9,134,153
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-33.24%
Invesco Private Government Fund, 3.65%(e)(f)(g)	818,874	818,874
Invesco Private Prime Fund, 3.80%(e)(f)(g)	2,220,477	2,221,143
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,040,017)		3,040,017
TOTAL INVESTMENTS IN SECURITIES-133.13% (Cost $11,427,024)		12,174,170
OTHER ASSETS LESS LIABILITIES-(33.13)%		(3,029,887)
NET ASSETS-100.00%		$9,144,283

Invesco Alerian Galaxy Crypto Economy ETF (SATO)—(continued)
January 31, 2026
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
ETF-Exchange-Traded Fund

Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2026 represented 1.81% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$386,550	$(386,550)	$-	$-	$-	$154
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	566,668	2,563,739	(2,311,533)	-	-	818,874	8,438 *
Invesco Private Prime Fund	1,477,054	4,000,363	(3,256,274)	-	-	2,221,143	22,844 *
Total	$2,043,722	$6,950,652	$(5,954,357)	$-	$-	$3,040,017	$31,436

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Notes to Quarterly Consolidated Schedules of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,586,990	$459,933	$-	$4,046,923
Exchange-Traded Funds	702,810	-	-	702,810
Money Market Funds	306	1,433,314	-	1,433,620
Total Investments	$4,290,106	$1,893,247	$-	$6,183,353
Invesco Alerian Galaxy Crypto Economy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$6,787,635	$973,274	$-	$7,760,909
Exchange-Traded Funds	1,373,244	-	-	1,373,244
Money Market Funds	-	3,040,017	-	3,040,017
Total Investments	$8,160,879	$4,013,291	$-	$12,174,170